STATEMENT OF OPERATIONS	2 Months Ended
Dec. 31, 2020 USD ($) shares
CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS
Formation costs and other operating expenses	$ 18,950
Net (loss)	$ (18,950)
Weighted average shares outstanding, basic and diluted | shares	6,875,000	[1],[2]

[1]	Includes an aggregate of up to 1,031,250 shares that are subject to forfeiture if the over-allotment option is not exercised in full by the underwriters (see Note 7).
[2]	The shares and the associated amounts have been retroactively restated to reflect the stock dividend of 0.1 shares of Class B common stock for each share of Class B common stock outstanding on February 25, 2021 (see Note 2).